Form N-1A Supplement	Jan. 08, 2026
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
RUSSELL INVESTMENTS EXCHANGE TRADED FUNDS
Supplement dated June 3, 2026, to
Prospectus dated January 8, 2026
I. RUSSELL INVESTMENTS CORE PLUS BOND ETF RISK/RETURN SUMMARY: The “Impact of Large Shareholder Transactions (including Possible Fund Liquidation)” risk in the sub‑section entitled “Principal Risks of Investing in the Fund” in the Risk/Return Summary section for the Russell Investments Core Plus Bond ETF in the Prospectus listed above is restated as follows:
Impact of Large Shareholder Transactions (Including Possible Fund Liquidation). The Fund may experience certain adverse effects when certain shareholders, including other funds or accounts managed by RIM, purchase or sell large amounts of Shares of the Fund. Large shareholders, including other funds or accounts managed by RIM, may from time to time own a substantial amount of the Fund’s shares and such shareholders may at times be considered to control the Fund. Any investment by a large shareholder may be held for a limited period of time and there can be no assurance that any large shareholder will not redeem its investment, the size of the Fund will be maintained at such levels or the Fund will continue to meet applicable listing requirements. Sales of large amounts of Shares may adversely affect the Fund’s liquidity and net assets to the extent such transactions are executed directly with the Fund in the form of redemptions through an authorized participant, rather than executed in the secondary market. Cash redemptions could result in the Fund being forced to sell portfolio securities at a loss or before RIM would otherwise decide to do so and may also accelerate the realization of taxable income to shareholders, which could make investments in Shares less tax‑efficient than an investment in an ETF that is able to effect redemptions in‑kind. To the extent large shareholders transact in Shares on the secondary market, such transactions may account for a large percentage of the trading volume on the exchange and may, therefore, have a material upward or downward effect on the market price of the Shares. Large redemptions may also result in higher and/or accelerated levels of realized capital gains or losses with respect to the Fund’s portfolio securities, higher Fund cash levels, higher brokerage commissions and other transaction costs, among other negative consequences such as reduced liquidity in the Fund’s portfolio. As a result, large redemption activity, including by other funds or accounts managed by RIM, could adversely affect the Fund’s ability to conduct its investment program which, in turn, could adversely impact the Fund’s performance or may result in the Fund no longer remaining at an economically viable size, in which case the Fund may cease operations.

Russell Investments Core Plus Bond ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
RUSSELL INVESTMENTS EXCHANGE TRADED FUNDS
Supplement dated June 3, 2026, to
Prospectus dated January 8, 2026
I. RUSSELL INVESTMENTS CORE PLUS BOND ETF RISK/RETURN SUMMARY: The “Impact of Large Shareholder Transactions (including Possible Fund Liquidation)” risk in the sub‑section entitled “Principal Risks of Investing in the Fund” in the Risk/Return Summary section for the Russell Investments Core Plus Bond ETF in the Prospectus listed above is restated as follows:
Impact of Large Shareholder Transactions (Including Possible Fund Liquidation). The Fund may experience certain adverse effects when certain shareholders, including other funds or accounts managed by RIM, purchase or sell large amounts of Shares of the Fund. Large shareholders, including other funds or accounts managed by RIM, may from time to time own a substantial amount of the Fund’s shares and such shareholders may at times be considered to control the Fund. Any investment by a large shareholder may be held for a limited period of time and there can be no assurance that any large shareholder will not redeem its investment, the size of the Fund will be maintained at such levels or the Fund will continue to meet applicable listing requirements. Sales of large amounts of Shares may adversely affect the Fund’s liquidity and net assets to the extent such transactions are executed directly with the Fund in the form of redemptions through an authorized participant, rather than executed in the secondary market. Cash redemptions could result in the Fund being forced to sell portfolio securities at a loss or before RIM would otherwise decide to do so and may also accelerate the realization of taxable income to shareholders, which could make investments in Shares less tax‑efficient than an investment in an ETF that is able to effect redemptions in‑kind. To the extent large shareholders transact in Shares on the secondary market, such transactions may account for a large percentage of the trading volume on the exchange and may, therefore, have a material upward or downward effect on the market price of the Shares. Large redemptions may also result in higher and/or accelerated levels of realized capital gains or losses with respect to the Fund’s portfolio securities, higher Fund cash levels, higher brokerage commissions and other transaction costs, among other negative consequences such as reduced liquidity in the Fund’s portfolio. As a result, large redemption activity, including by other funds or accounts managed by RIM, could adversely affect the Fund’s ability to conduct its investment program which, in turn, could adversely impact the Fund’s performance or may result in the Fund no longer remaining at an economically viable size, in which case the Fund may cease operations.